Commitments - Summary of Other Commitments (Detail) $ in Millions	Dec. 31, 2021 CAD ($)
Credit Facilities [Member]
Other Commitments [Line Items]
Other commitment, Year 1	$ 0.0
Other commitment, Year 2	0.0
Other commitment, Year 3	0.0
Other commitment, Year 4	0.0
Other commitment, Year 5	2,550.0
Other commitment, Thereafter	0.0
Letters Of Credit [Member]
Other Commitments [Line Items]
Other commitment, Year 1	182.0
Other commitment, Year 2	2.0
Other commitment, Year 3	0.0
Other commitment, Year 4	0.0
Other commitment, Year 5	0.0
Other commitment, Thereafter	0.0
Guarantees [Member]
Other Commitments [Line Items]
Other commitment, Year 1	517.0
Other commitment, Year 2	0.0
Other commitment, Year 3	0.0
Other commitment, Year 4	0.0
Other commitment, Year 5	0.0
Other commitment, Thereafter	0.0
Retirement Compensation Arrangements [Member]
Other Commitments [Line Items]
Other commitment, Year 1	160.0
Prudential Support From IESO [Member]
Other Commitments [Line Items]
Other commitment, Year 1	17.0
Debt Service Reserve Requirements [Member]
Other Commitments [Line Items]
Other commitment, Year 1	4.0
Various Operating Purposes [Member]
Other Commitments [Line Items]
Other commitment, Year 1	3.0
Hydro One Inc. [Member] | Guarantees [Member]
Other Commitments [Line Items]
Other commitment, Year 1	475.0
Hydro One Inc. [Member] | Minister of Natural Resources [Member]
Other Commitments [Line Items]
Other commitment, Year 1	7.0
Hydro One Inc. [Member] | ONroute [Member]
Other Commitments [Line Items]
Other commitment, Year 1	30.0
Hydro One Inc. [Member] | Aux Energy Inc. [Member]
Other Commitments [Line Items]
Other commitment, Year 1	5.0
OCN LP [Member] | Guarantees [Member]
Other Commitments [Line Items]
Other commitment, Year 1	$ 32.5